Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consist of the following:
	June 30, 2026	December 31, 2025
	(Unaudited)
License (Type 4: Advising on securities; and Type 9: Asset management)	$268,050	$270,071